INVENTORIES - Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended	13 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Inventories [Line Items]
Inventory expensed in cost of sales	$ 86,546	$ 101,853
Inventory provision and plant waste included in cost of sales	11,216	20,883
Inventory provision relating to excess and unsaleable inventories	4,657	5,678
Inventory write-down related to adjustments to net realizable value	9,629	21,997
Plant waste included in cost of sales	5,733	5,871
Realized gain (losses) on fair value amounts included in inventory sold and other changes	(52,078)	(56,187)
Realized loss on fair value on inventories sold	43,275	43,524
Cost of sales
Inventories [Line Items]
Inventory write-down related to adjustments to net realizable value	826	9,334
Fair value adjustments
Inventories [Line Items]
Inventory write-down related to adjustments to net realizable value	$ 8,803	$ 12,663